Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 22,179	$ 14,741
Interest expense		9,538	3,282
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		19,140	12,816
Interest expense		8,778	2,830
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		855	349
Other [member]
Analysis Of Income And Expense [line items]
Interest income		2,184	1,576
Interest expense		$ 760	$ 452

[1]	Interest income included $20 billion for the year ended October 31, 2022 (2021: $13.2 billion) calculated based on the effective interest rate method.